Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	$ 2,226,482		$ 2,481,660
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,447,895		1,484,514
Assets	128,832		119,313
Liabilities	949		3,275
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	981,264	[1]	1,038,500	[1]
Assets	55,216	[1]	69,650	[1]
Liabilities	292	[1]	474	[1]
Gains/(Losses)	(14,252)	[1]	(3,333)	[1]
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,447,895		1,484,514
Assets	949		3,275
Liabilities	128,832		119,314
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	981,264	[1]	1,038,500	[1]
Assets	292	[1]	474	[1]
Liabilities	56,416	[1]	71,750	[1]
Gains/(Losses)	15,152	[1]	3,078	[1]
Interest Rate Swap [Member] | Debt [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,604,000	[2]	1,604,000	[2]
Assets	97,957	[2]	126,968	[2]
Liabilities	2,667	[2]	0	[2]
Gains/(Losses)	(31,565)	[2]	29,320	[2]
Long Term Debt [Member] | Debt [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term borrowings	1,604,000	[2],[3]	1,604,000	[2],[3]
Gains/(Losses) related to term borrowings	$ 31,565	[2],[4]	$ (29,320)	[2],[4]

[1]	Gains/losses included in the Other expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.